Schedule of loss per share (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 EUR (€) € / shares shares
Notes and other explanatory information [abstract]
Loss attributable to ordinary equity holders of the parent (€000) | €		€ (1,694)		€ (15,334)		€ (31,016)
Basic		1,335,722		527,882		418,545
Diluted		1,335,722		527,882		418,545
Basic (loss)/ earnings per ordinary share | (per share)	$ (1.27)	€ (1.27)	$ (29.05)		$ (74.11)	€ (74.11)
Diluted (loss)/ earnings per ordinary share | (per share)	$ (1.27)	€ (1.27)	$ (29.05)		$ (74.11)	€ (74.11)